NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NET INCOME (LOSS) PER SHARE
Net Loss	$ (4,057,000)	$ (6,719,000)	$ (24,677,000)	$ (21,910,000)	$ (49,934,000)
Net Loss Per Share:
Net Loss Per Share Basic	$ (0.04)	$ (0.13)	$ (0.27)	$ (0.65)	$ (1.59)
Net Loss Per Share Diluted	$ (0.04)	$ (0.13)	$ (0.27)	$ (0.65)	$ (1.59)
Weighted Average Shares Outstanding Basic	100,118	53,592	90,746	33,940	31,379
Weighted Average Shares Outstanding Diluted	100,118	53,592	90,746	33,940	31,379
Basic Shares	100,118	53,592	90,746	33,940	31,379
Options	$ 0	$ 0
Warrants	0	0
Convertible Debentures	0	0
Restricted Stock Units	$ 0	$ 0
Total Weighted Average Potentially Diluted Shares	100,118	53,592	90,746	33,940	31,379
Effects of Potential Dilutive Shares:
Total Weighted Average Potentially Diluted Shares	100,118	53,592	90,746	33,940	31,379